Financial Risk Management Objectives and Policies - Schedule of Sensitivity Analysis for Market Risk (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Interest rate risk [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 48,359
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (48,359)
Interest rate risk [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Increase (decrease) in interest expenses due to reasonably possible increase in designated risk component	R$ 96,717
Increase (decrease) in interest expenses due to reasonably possible decrease in designated risk component	R$ (96,717)
Currency risk [member] | US Dollars [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Exposure exchange rate, increase in risk component	4.8435
Exposure exchange rate, decrease in risk component	2.9061
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 300,987
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (300,987)
Currency risk [member] | US Dollars [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Exposure exchange rate, increase in risk component	5.8122
Exposure exchange rate, decrease in risk component	1.9374
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 601,974
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (601,974)
Currency risk [member] | Euro [member] | Percentage one [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	25.00%
Percentage of reasonably possible decrease in risk assumption	(25.00%)
Exposure exchange rate, increase in risk component	5.5488
Exposure exchange rate, decrease in risk component	2.3293
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 321,945
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (321,945)
Currency risk [member] | Euro [member] | Percentage two [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	(50.00%)
Exposure exchange rate, increase in risk component	6.6585
Exposure exchange rate, decrease in risk component	2.2195
Effect on exchange rate variation due to reasonably possible increase in exchange rates	R$ 643,890
Effect on exchange rate variation due to reasonably possible decrease in exchange rates	R$ (643,890)